CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net unrealized gain (loss) arising during the period, tax	₨ 110.6	₨ 128.3	₨ 38.7
Net unrealized gain (loss) arising during the period, tax	(9,478.8)	(2,559.7)	(11,425.5)
Reclassification adjustment for net (gain)/loss included in net income, tax	₨ 1,685.7	₨ 2,177.4	₨ (69.5)